Morgan, Lewis & Bockius LLP                                      MORGAN LEWIS
1111 Pennsylvania Avenue, NW                                   COUNSELORS AT LAW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 1, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 121 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 121 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto ("PEA No. 121"). The purpose of PEA No. 121 is to: (i) update the financial information for the following series of the Trust: the Acadian Emerging Markets Portfolio, the AIG Money Market Fund, the Edgewood Growth Fund, the FMC Select Fund, the FMC Strategic Value Fund, the Haverford Quality Growth Stock Fund, the HGK Equity Value Fund, the ICM Small Company Portfolio, the LSV Value Equity Fund, the LSV Conservative Core Equity Fund, the LSV Conservative Value Equity Fund, the LSV Global Value Fund, the McKee International Equity Portfolio, the Rice Hall James Micro Cap Portfolio, the Rice Hall James Small Cap Portfolio, the Rice Hall James Mid Cap Portfolio, the TS&W Equity Portfolio, the TS&W Fixed Income Portfolio, the TS&W International Equity Portfolio, the United Association S&P 500 Index Fund, the WHG LargeCap Value Fund, the WHG SMidCap Fund, the WHG Income Opportunity Fund, the WHG SmallCap Value Fund, the WHG Balanced Fund, and the WHG AllCap Value Fund (the "Funds"); (ii) respond to the Staff's comments on Post-Effective Amendment No. 116; and (iii) make other non-material changes to the Funds' Prospectuses and Statements of Additional Information.

I hereby certify that PEA No. 121 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding this Post-Effective Amendment, please do not hesitate to contact me at (215) 963-5037.

Sincerely,


 /s/ TIMOTHY W. LEVIN
--------------------------------
Timothy W. Levin